Debt (Tables)	9 Months Ended
Sep. 30, 2012
Debt [Abstract]
Total debt outstanding
Total debt outstanding consists of the following (in thousands):

	December 31, 2011	September 30, 2012
Working Capital Note	$5,000	$3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(87)
	4,987	3,573
Less current portion	(2,205)	(900)
Total long-term debt	$2,782	$2,673

Demand Notes	—	$1,000
Embedded derivative liability	—	310
Unamortized debt discount related to Demand Notes	—	(31)
Total Demand Notes	$—	$1,279

Total debt outstanding	$4,987	$4,852

Calculated Aggregate Fair Values
The Company accounts for the conversion and redemption features embedded in the Demand Note in accordance with FASB Accounting Standard Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a free-standing derivative financial instrument while recording a debt discount at issuance. This discount is accreted as additional interest expense. The fair value of the Exchange Right attached to the Demand Notes (see Note 10) as of the date of issuance (on September 7, 2012) was determined using a risk-neutral methodology within a Monte Carlo analysis. See Note 12 for methology and assumptions used to value the notes and warrants issued in 2012 (see Note 15), the warrants issued in 2011 and all related features including those embedded in the Demand Notes. Changes in these assumptions can materially affect the fair value estimate. The Company classified the fair value of the Exchange Right as a liability and re-measured the fair value as of September 30, 2012, the reporting date prior to exchange of the Demand Note into the Senior Secured Convertible Notes (the Notes). The following table summarizes the calculated aggregate fair values as of the dates indicated along with assumptions utilized in each calculation.

	September 7, 2012	September 30, 2012

Calculated aggregate value	$310	$310
Volatility	115.0%	115.0%
Probability of Fundamental Transaction or Delisting	100.0%	100.0%
Risk-free interest rate	0.2%	0.2%
Dividend yield	None	None